Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Summary of Amounts Recognized for Assets and Liabilities Acquired

The following table summarizes the amounts recognized for assets acquired and liabilities assumed:

	Preliminary amounts recognized at March 31, 2016	Measurement Period adjustments	Final allocation

Cash	$136	$—	$136
Non-cash working capital	(466)	71	(395)
Investments	1,719	(222)	1,497
Fixed assets	468	(23)	445
Goodwill	430	160	590
Other assets	60	(36)	24
Intangibles	218	154	372
Deferred tax assets	43	(9)	34
Long-term employee benefit liabilities	(125)	(12)	(137)
Long-term debt	(116)	(1)	(117)
Other long-term liabilities	(9)	(43)	(52)
Deferred tax liabilities	(137)	18	(119)
Non-controlling interest	(303)	16	(287)

Consideration paid	1,918	73	1,991
Less: Cash acquired	(136)	—	(136)

Net cash outflow	$1,782	$73	$1,855

Equity Investments Acquired as Part of Business Combination

The investments amount includes the following equity investments that were acquired as part of the business combination:

	Ownership percentage	Investment balance

Getrag Ford Transmission GmbH [“GFT”]	50.0%	$340
Getrag (Jiangxi) Transmission Co., Ltd [“GJT”] [i]	50.0%	$1,077
Dongfeng Getrag Transmission Co. Ltd [“DGT”]	50.0%	$80

[i]	GJT is 66.7% owned by one of the Company’s consolidated subsidiaries which has a 25% non-controlling interest.

As a result, the investment balance was derived using 66.7% of the fair value.

Consolidated Supplemental Pro Forma Information

The following table provides consolidated supplemental pro forma information as if the acquisition of Getrag had occurred on January 1, 2015.

December 31, 2015

Sales	$34,150
Net income attributable to Magna International Inc.	$1,992